SHARE CAPITAL	6 Months Ended
Jun. 30, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL
5. SHARE CAPITAL

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda Law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company. The Share Premium Fund was $101.7 million and $0 million as of June 30, 2013 and December 31, 2012, respectively.

In April 2013, the Company issued 11,212,500 common shares at the price of $9.60 per share in a registered transaction, used to fund future acquisitions and for general corporate purposes.

As of June 30, 2013, 66,038,251 shares were issued and outstanding, which included 203,000 restricted shares issued to employees, Directors and non-employees, and 23,000 treasury shares. As of December 31, 2012, 52,915,639 shares were issued and outstanding, which included 690,551 restricted shares issued to the Manager, of which 217,500 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager.

On June 1, 2011, at its Annual General Meeting ("AGM") held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.